Share-based payments - Additional Information (Detail)				1 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2022 shares	Mar. 18, 2022	Jan. 01, 2022 shares	Jan. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares		Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options			3,966,704			2,399,810	[1]
Share options exercised						3,170,010
Contractual term						9 years 1 month 6 days
Vesting period					3 years
Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted | $					$ 0.35	$ 0.35
2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options						195,763,865
Percentage of number of shares issued and outstanding	1.00%
Term of options granted for share-based payment arrangement						10 years
Contractual term					10 years
Vesting period					5 years
ESOP Conversion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted | $					$ 0.2	$ 0.2
Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted for share-based payment arrangement				10 years
Percentage Of market capitalization of equity securities		100.00%
Dada Share Incentive Plan [Member] | Market Conditions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		9.13 year
Dada Share Incentive Plan [Member] | Sharebased Payment Expense [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		9.53 year
Dada Share Incentive Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Share Options Vesting Based On Market Condition		25.00%
Dada Share Incentive Plan [Member] | Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage Of Share Options Vesting Based On Market Condition		25.00%
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term						9 years 29 days
Newlink Share Incentive Plan [Member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted | $					$ 2.9	$ 2.9		$ 2.28
2022 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						3 to 5 years
RISE Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | $ / shares						$ 0.25
NAAS Dada Share Incentive Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options vesting on completion of merger		50.00%
Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares conversion ratio	32.951
Class A ordinary shares [Member] | Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				224,665,915
Ordinary shares conversion ratio	32.951
Ordinary shares [member] | 2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					224,665,915	224,665,915
Top of range [member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted						67.14%
Risk free interest rate, share options granted						3.83%
Top of range [member] | 2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares									$ 0.3
Top of range [member] | Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares				$ 0.3
Top of range [member] | Newlink Share Incentive Plan [Member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted						51.93%
Risk free interest rate, share options granted						3.88%
Top of range [member] | Class A ordinary shares [Member] | 2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	249,770,760
Bottom of range [member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted						67.09%
Bottom of range [member] | 2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares									$ 0.0001
Bottom of range [member] | Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares				$ 0.000003
Bottom of range [member] | Newlink Share Incentive Plan [Member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted						48.03%
RISE Share Incentive Plans [Member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					3,170,010	3,170,010
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options						932,000		3,310,722
Newlink Share Incentive Plan [Member] | Top of range [member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted								49.66%
Risk free interest rate, share options granted								1.49%
Newlink Share Incentive Plan [Member] | Bottom of range [member] | Binomial [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted								48.36%
Risk free interest rate, share options granted						1.81%		1.30%

[1]	the option to purchase ordinary shares of NaaS that was outstanding immediately prior to June 10, 2022 was converted into an option to purchase a number of Class A ordinary shares at a conversion ratio of 32.951.